Document and Entity Information	Dec. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	0-23047
Entity Registrant Name	SIGA TECHNOLOGIES, INC.
Entity Central Index Key	0001010086
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3864870
Entity Address, Address Line One	31 East 62nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	212
Local Phone Number	672-9100
Title of 12(b) Security	common stock, $.0001 par value
Trading Symbol	SIGA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false